SHARE-BASED COMPENSATION - Share options activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
SHARE-BASED COMPENSATION
Sharebased compensation expenses included in: | ¥	¥ 2,425,249		¥ 1,538,287		¥ 2,252,589
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Number of options Outstanding beginning | shares	92,732,684	92,732,684	138,381,390	138,381,390	38,423,170	38,423,170
Granted (in shares) | shares	4,073,400	4,073,400	20,341,532	20,341,532	107,975,010	107,975,010
Exercised (in shares) | shares	(24,383,373)	(24,383,373)	(57,076,970)	(57,076,970)	0	0
Forfeited (in shares) | shares	(12,600,293)	(12,600,293)	(8,913,268)	(8,913,268)	(8,016,790)	(8,016,790)
Number of options Outstanding ending | shares	59,822,418	59,822,418	92,732,684	92,732,684	138,381,390	138,381,390	38,423,170
Vested and exercisable (in shares) | shares		8,393,147		10,816,028		42,486,004
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Weighted Average Exercise Price, outstanding beginning		$ 0.00002		$ 0.00002		$ 0.00002
Weighted Average Exercise Price, granted		0.00002		0.00002		0.00002
Weighted Average Exercise Price, exercised		0.00002		0.00002		0.00002
Weighted Average Exercise Price, forfeited		0.00002		0.00002		0.00002
Weighted Average Exercise Price, outstanding ending		0.00002		0.00002		0.00002	$ 0.00002
Weighted Average Exercise Price, Vested and exercisable		$ 0.00002		$ 0.00002		$ 0.00002
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Weighted Average Remaining Contractual Life outstanding	7 years 3 months 18 days	7 years 3 months 18 days	8 years 1 month 9 days	8 years 1 month 9 days	8 years 3 months 14 days	8 years 3 months 14 days	8 years 1 month 13 days
Weighted Average Remaining Contractual Life vested and exercisable	6 years 6 months 21 days	6 years 6 months 21 days	6 years 11 months 15 days	6 years 11 months 15 days	8 years 3 months 14 days	8 years 3 months 14 days
Aggregate Intrinsic Value, Outstanding | $		$ 278,373		$ 621,926		$ 2,838,661	$ 144,869
Aggregate Intrinsic Value, Vested and exercisable | $		$ 39,056		$ 72,539		$ 871,529
Weighted average grant date fair value		$ 5.77		$ 15.65		$ 6.63
Aggregate intrinsic value of share options exercised | $		$ 129,000		$ 788,000		$ 0
Employee Stock Option [Member]
SHARE-BASED COMPENSATION
Sharebased compensation expenses included in: | ¥	¥ 970,551		¥ 1,504,025		¥ 2,252,589